EDGAR


October 1, 1997



U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  John Hancock Sovereign Bond Fund
         John Hancock Sovereign Bond Fund

        File Nos. 811-2402; 2-48925

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated October 1, 1997 and Statement of Additional Information dated October 1, 1997 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                                     Sincerely,

                                                     /s/Joan O'Neill

                                                     Joan O'Neill